Income Taxes - Schedule of Tax Expense (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss before taxes			$ (467,058)	$ (88,196)
Federal income tax rate			21.00%	21.00%
Tax expense (benefit) at the statutory rate			$ (98,082)	$ (18,521)
Tax effect of stock-based compensation (non-qualifying options)			44,401
Change in valuation allowance			53,681	18,521
Total